INTANGIBLE ASSETS (Schedule of Annual Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Year ending December 31
2021	$ 2,297
2022	736
2023	84
2024	15
Net book value	$ 3,132